Inventories	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventories

4.	Inventories

The Company had the following inventories at the end of each reporting period:

	June 30,	December 31,
	2025	2024
	$	$
Raw materials	780	737
Work in progress	383	1,655
Finished goods	658	299
	1,821	2,691

Inventories expensed to cost of goods sold during the three-month period ended June 30, 2025, are $1,623 (June 30, 2024 - $1,398) and the six-month period ended June 30, 2025, are $2,589 (June 30, 2024 - $2,467).